Leases - Sublease Income Maturity (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 180
2024	255
2025	255
2026	198
2027	120
Thereafter	103
Total lease payments receivable	$ 1,111